Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Capital and financial risk management
Cash and cash equivalents	€ 13,284	€ 13,637	€ 13,637